Income Taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Deferred tax assets:
Accruals and reserves not currently deductible	$ 72	$ 47
Capitalized research and development	1,895	1,321
Operating lease liabilities	173	137
Accrued and deferred compensation	116	132
Loss and tax credit carryforwards	277	204
Share-based compensation	113	117
Other, net	24	20
Total gross deferred tax assets	2,670	1,978
Valuation allowance	(290)	(227)
Total deferred tax assets	2,380	1,751
Deferred tax liabilities:
Operating lease right-of-use assets	140	105
Intangibles	950	864
Property and equipment	32	38
Other, net	56	49
Total deferred tax liabilities	1,178	1,056
Components of total net deferred tax assets, net of valuation allowances, as shown on our consolidated balance sheets
Long-term deferred income tax assets	1,222	698
Long-term deferred income tax liabilities included in other long-term obligations	(20)	(3)
Net deferred tax assets	$ 1,202	$ 695